UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund:  BlackRock New York Municipal Bond Trust (BQH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 137.6%

New York — 136.5%
Corporate — 4.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$107,826
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	738,714
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	100	101,198
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	250	293,195
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	210	263,380
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	375	375,247

		1,879,560
County/City/Special District/School District — 32.1%
City of New York New York, GO, Refunding:
Series E, 5.50%, 08/01/25	150	173,930
Series J, 5.00%, 08/01/32	500	567,255
City of New York New York, GO:
Series A-1, 4.75%, 08/15/25	500	503,035
Series D, 5.38%, 06/01/32	15	15,048
Series G-1, 6.25%, 12/15/31	5	5,124
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	274,966
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	251,086
Sub-Series G-1, 5.00%, 04/01/29	250	274,765
Sub-Series I-1, 5.38%, 04/01/19 (b)	115	118,560
Sub-Series I-1, 5.38%, 04/01/36	20	20,567
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	500	109,780
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,254,788
5.00%, 11/15/45	670	755,016

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/41(c)	$4,155	$1,710,863
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	500	196,170
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(c)	2,000	748,880
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	950	323,437
(AMBAC), 5.00%, 01/01/39	325	329,088
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	102,522
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,364
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	175,938
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	25	29,428
5.00%, 09/01/36	25	29,339
5.00%, 09/01/37	25	29,317
5.00%, 09/01/38	40	46,872
5.00%, 09/01/39	35	40,951
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	250	289,343
Refunding Series B, 5.00%, 04/01/32	190	219,583
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	125	142,876
Fiscal 2017, 5.00%, 02/15/42	405	463,583
5.00%, 02/15/37	50	57,521
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,350	1,429,083
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	285	301,142

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$120	$131,939
4 World Trade Center Project, 5.00%, 11/15/31	750	816,472
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	320	335,667
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	500	539,925
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	520	559,972
World Trade Center Project, 5.75%, 11/15/51	340	377,584

		13,928,779
Education — 34.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	140	148,798
Build NYC Resource Corp., RB, Inwood Academy For Leadership Charter School Project, Series A, 5.50%, 05/01/48(a)	150	155,559
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	278,540
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	503,073
Manhattan College Project, 5.00%, 08/01/35	120	136,208
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	339,624
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	250	254,595
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	110	123,692
Carnegie Hall, 4.75%, 12/01/39	400	413,396

Security	Par (000)	Value
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	$610	$639,359
Series B, 4.00%, 08/01/35	110	113,738
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	250	260,350
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	59,668
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	65,299
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	100	115,269
4.00%, 07/01/46	185	192,428
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(b):
5.00%, 07/01/21	110	119,999
5.00%, 07/01/21	390	426,676
Series A, 5.00%, 07/01/21	500	547,020
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	25	25,057
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	120	137,477
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	200	209,890
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	100	108,924
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	178,733
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	328,683

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
Education, Series B, 5.75%, 03/15/19(b)	$300	$309,588
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	302,617
New York University, Series B, 5.00%, 07/01/42	500	552,630
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	150	155,265
Teachers College, Series B, 5.00%, 07/01/42	750	814,012
Touro College & University System, Series A, 5.25%, 01/01/34	250	276,485
Touro College & University System, Series A, 5.50%, 01/01/39	500	556,020
University of Rochester, Series A, 5.13%, 07/01/19(b)	185	191,739
University of Rochester, Series A, 5.75%, 07/01/19(b)	150	156,459
University of Rochester, Series A, 5.13%, 07/01/39	30	31,024
University of Rochester, Series A, 5.75%, 07/01/39	25	26,057
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	100	113,549
Brooklyn Law School, 5.75%, 07/01/33	125	129,252
Columbia University, Series B, 5.00%, 10/01/38	170	202,569
Cornell University, Series A, 5.00%, 07/01/40	150	158,533
Fordham University, 5.00%, 07/01/44	340	376,904
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	382,419
New York University, Series A, 5.00%, 07/01/37	445	492,206
New York University, Series A, 5.00%, 07/01/42	1,750	1,934,205
Skidmore College, Series A, 5.00%, 07/01/28	250	270,387
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	350	399,003

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	$350	$398,464
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	190	217,552
Teachers College, 5.50%, 03/01/19(b)	350	359,723
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	117,204
Hofstra University Project, 5.00%, 07/01/47	100	113,236

		14,919,157
Health — 16.5%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	553,745
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/30	350	380,877
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	130	130,091
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	101,222
5.00%, 12/01/46	160	176,880
Series A, 5.00%, 12/01/37	370	399,585
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	298,856
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	87,984
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,100,380
Series B, 6.00%, 11/01/20(b)	175	191,765

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien (continued):
Series B, 6.00%, 11/01/30	$25	$27,063
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	538,670
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,035
Mental Health Services (AGM), 5.00%, 02/15/22	25	25,173
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(b)	185	193,355
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	220	237,103
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19(b)	500	518,350
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	205	235,775
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	298,074
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	315	333,579
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,087,890
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	250	257,717

		7,179,169
Housing — 5.6%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	809,022
5.00%, 07/01/33	250	271,285

Security	Par (000)	Value
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	$500	$518,875
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	149,725
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	165	170,618
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	490	491,705

		2,411,230
State — 9.5%
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	115	133,417
Series S-2, 5.00%, 07/15/35	115	133,417
City of New York New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3,
5.25%, 07/15/36	150	179,829
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series B-1, 5.00%, 11/01/35	200	224,962
Sub-Series C-3, 4.00%, 05/01/42	355	372,782
Sub-Series F-1, 5.00%, 05/01/38	325	375,472
Sub-Series F-1, 5.00%, 05/01/39	135	155,737
State of New York, GO, Series A, 5.00%, 02/15/39	250	255,318
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	500	588,045
General Purpose, Series A, 5.00%, 02/15/42	500	571,390
Group 4, Series A, 5.00%, 03/15/45	265	309,380
Series A, 5.00%, 03/15/36	110	126,805
State of New York Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/38	370	425,959

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	$250	$280,265

		4,132,778
Tobacco — 3.8%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	200	208,494
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	380,300
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	356,188
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	75,975
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	182,633
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	245	242,018
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	200	206,322

		1,651,930
Transportation — 22.2%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	120	136,856
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	239,282
4.00%, 12/15/35	120	121,819
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18(b)	45	45,811
Series C, 6.50%, 11/15/28	130	132,731
Series D, 5.25%, 11/15/21(b)	220	244,790
Sub-Series A-1, 5.00%, 11/15/45	165	182,825

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$200	$212,786
Series D, 5.25%, 11/15/21(b)	780	867,890
Series D, 5.25%, 11/15/23(b)	170	198,473
Series D, 5.25%, 11/15/23(b)	250	291,873
Series D, 5.25%, 11/15/23(b)	250	291,873
Series F, 5.00%, 11/15/30	500	553,185
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	484,825
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.25%, 01/01/50	165	180,675
(AGM), 4.00%, 07/01/41	150	153,245
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	727,639
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	547,990
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	168,395
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	250	282,260
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	256,806
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	299,751
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	370	420,390
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,103,310
Series I, 5.00%, 01/01/37	440	478,645
Series I, 5.00%, 01/01/42	140	151,896
Series J, 5.00%, 01/01/41	250	275,758
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	159,562

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General:
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	$85	$99,122
Series A, 5.25%, 11/15/45	275	316,140

		9,626,603
Utilities — 8.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	141,076
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	283,682
Long Island Power Authority, RB, General, Electric Systems:
5.00%, 09/01/42	110	125,917
Series A (AGM), 5.00%, 05/01/21(b)	225	244,775
Series C (CIFG), 5.25%, 09/01/29	500	602,680
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	100	103,198
Series B, 5.00%, 09/01/41	50	56,744
Series B, 5.00%, 09/01/46	75	84,824
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	655,470
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,115	1,251,398

		3,549,764

Total Municipal Bonds in New York		59,278,970
Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	500	496,335

Total Municipal Bonds — 137.6% (Cost — $55,569,910)		59,775,305

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 25.5%
County/City/Special District/School District — 7.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 03/01/36	$250	$280,325
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	345,608
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	700	765,395
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	689,847
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	1,050	1,149,428

		3,230,603
State — 3.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	500	509,870
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	894,251
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	293,157

		1,697,278
Transportation — 3.8%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	411,317
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	652,848

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$500	$570,235

		1,634,400
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	93	93,343
5.75%, 06/15/40	312	312,145
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	990	1,072,117
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,624,225
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series 2016 A, 4.00%, 06/15/46	511	535,191

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	$496	$567,233
Series B, 4.00%, 12/15/35	280	299,089

		4,503,343

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.5% (Cost — $10,755,886)		11,065,624

Total Long-Term Investments — 163.1% (Cost — $66,325,796)		70,840,929

	Shares
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(f)(g)	374,325	374,363

Total Short-Term Securities — 0.9% (Cost — $374,346)		374,363

Total Investments — 164.0% (Cost — $66,700,142)		71,215,292
Other Assets Less Liabilities — 1.7%		733,457
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.1)%		(6,551,218)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.6)%		(21,963,977)

Net Assets Applicable to Common Shares — 100.0%		$43,433,554

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.
(f)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH)

(g)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	225,260	149,065	374,325	$374,363	$3,541	$(49)	$(16)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	8	09/19/18	$964	$(8,662)
Long U.S. Treasury Bond	14	09/19/18	2,032	(41,323)
5-Year U.S. Treasury Note	6	09/28/18	683	(3,641)

				$(53,626)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

CIFG — CIFG

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$70,840,929		$—	$70,840,929
Short-Term Securities	374,363	—		—	374,363

	$374,363	$70,840,929	$		$71,215,292

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(53,626)	$—		$—	$(53,626)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(6,521,464)	$—	$(6,521,464)
VRDP Shares at Liquidation Value	—	(2,210,000)	—	(2,210,000)

	$—	$(8,731,464)	$—	$(8,731,464)

During the period ended May 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	July 19, 2018